Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting
Number of operating segment	1
Number of reportable segment	1
Contract Receivables
Work performed but not billed | $	$ 310	$ 224